General (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares
General [Line Items]
Net loss	$ (695,000)	$ (1,248,000)	$ (952,000)
Accumulative deficit	(31,671,000)	(30,969,000)
Net proceeds			54,000
Issuance of convertible debt			560,000
Exercise of share option value through paycheck protection	49,000
Gross proceeds	13,800
Working capital	5,824
IPO [Member]
General [Line Items]
Net loss		695,000
Net proceeds	6,382,000
Exercise of share option value through paycheck protection	49,000
Underwritten Public Offering [Member]
General [Line Items]
Net proceeds
Ordinary Shares [Member]
General [Line Items]
Ordinary shares par value (in New Shekels per share) | ₪ / shares				₪ 0.05	₪ 0.05
IBI Spikes Ltd [Member]
General [Line Items]
Net proceeds		$ 887,000